(8) SECTOR FINANCIAL ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Deferred	R$ 731,447	R$ (945,530)	R$ 1,398,646
Approved	(214,104)	30,612	555,318
Total	517,341	(914,918)	1,953,964
Operating revenue Constitution	1,115,051	(840,241)
Operating revenue Realization	785,786	(1,254,453)
Finance income/cost Monetary adjustment	(82,333)
Finance income/cost Monetary adjustment		7,668
Receipt Tariff flag	(386,242)	(687,673)
Business Combination		(94,181)
Current assets	210,834	0	1,464,019
Noncurrent assets	355,003	0	489,945
Current liabilities	(40,111)	(597,515)	0
Noncurrent liabilities	(8,385)	(317,406)	0
Deferred tariff costs and gains variations ("Parcela A") [Member]
Statement Line Items [Line Items]
Deferred	924,943	(762,573)
Approved	(235,916)	190,369
Total	689,026	(572,203)
Operating revenue Constitution	1,187,928	(644,484)
Operating revenue Realization	536,269	(1,260,579)
Finance income/cost Monetary adjustment	(76,726)	28,166
Receipt Tariff flag	(386,242)	(687,673)
Business Combination		(18,213)
Energy development account - CDE [Member]
Statement Line Items [Line Items]
Deferred	(235,901)	(342,161)	407,295
Approved	(263,520)	(70,301)	109,937
Total	(499,422)	(412,462)	517,232
Operating revenue Constitution	(405,409)	(612,336)
Operating revenue Realization	356,715	(329,898)
Finance income/cost Monetary adjustment	(38,267)	(4,020)
Receipt Tariff flag	0	0
Business Combination		16,561
Electric energy cost [Member]
Statement Line Items [Line Items]
Deferred	1,625,759	(506,490)	(466,337)
Approved	(18,280)	(239,777)	472,428
Total	1,607,479	(746,267)	6,091
Operating revenue Constitution	2,018,754	81,164
Operating revenue Realization	751,840	(179,617)
Finance income/cost Monetary adjustment	(31,144)	(101,982)
Receipt Tariff flag	(385,704)	(417,883)
Business Combination		(134,041)
System Service Charge (ESS) and Reserve Energy Charge (EER) [Member]
Statement Line Items [Line Items]
Deferred	(974,091)	(406,568)	(25,128)
Approved	(167,048)	(124,411)	(249,081)
Total	(1,141,139)	(530,979)	(274,209)
Operating revenue Constitution	(1,003,482)	(225,794)
Operating revenue Realization	450,638	385,941
Finance income/cost Monetary adjustment	(57,165)	(56,038)
Receipt Tariff flag	(151)	(269,352)
Business Combination		(91,527)
Proinfa [Member]
Statement Line Items [Line Items]
Deferred	(610)	3,492	(814)
Approved	(17,961)	31,414	(5,334)
Total	(18,572)	34,906	(6,148)
Operating revenue Constitution	(28,048)	51,060
Operating revenue Realization	(18,829)	(19,335)
Finance income/cost Monetary adjustment	(6,600)	7,219
Receipt Tariff flag	0	0
Business Combination		2,111
Basic network charges [Member]
Statement Line Items [Line Items]
Deferred	(20,163)	27,527	28,185
Approved	23,387	9,660	68,289
Total	3,224	37,187	96,474
Operating revenue Constitution	1,448	19,517
Operating revenue Realization	(35,035)	(84,894)
Finance income/cost Monetary adjustment	(376)	(1,449)
Receipt Tariff flag	0	0
Business Combination		7,539
Pass through from Itaipu [Member]
Statement Line Items [Line Items]
Deferred	959,518	147,012	1,281,279
Approved	125,860	442,911	39,416
Total	1,085,378	589,923	1,320,695
Operating revenue Constitution	1,022,892	(116,276)
Operating revenue Realization	(570,453)	(921,201)
Finance income/cost Monetary adjustment	43,016	197,581
Receipt Tariff flag	0	0
Business Combination		109,124
Transmission from Itaipu [Member]
Statement Line Items [Line Items]
Deferred	7,802	7,646	11,372
Approved	7,806	7,281	4,097
Total	15,608	14,927	15,469
Operating revenue Constitution	13,992	8,102
Operating revenue Realization	(13,705)	(13,754)
Finance income/cost Monetary adjustment	394	2,163
Receipt Tariff flag	0	0
Business Combination		2,948
Neutrality of industry charges [Member]
Statement Line Items [Line Items]
Deferred	32,566	142,091	187,765
Approved	112,084	164,375	2,508
Total	144,651	306,466	190,273
Operating revenue Constitution	89,103	198,274
Operating revenue Realization	(258,685)	(171,420)
Finance income/cost Monetary adjustment	7,767	15,730
Receipt Tariff flag	0	0
Business Combination		73,609
Overcontracting [Member]
Statement Line Items [Line Items]
Deferred	(469,937)	164,878	67,127
Approved	(38,244)	(30,782)	77,578
Total	(508,181)	134,096	144,705
Operating revenue Constitution	(521,321)	(48,195)
Operating revenue Realization	(126,217)	73,600
Finance income/cost Monetary adjustment	5,648	(31,037)
Receipt Tariff flag	(387)	(439)
Business Combination		(4,537)
Other financial components [Member]
Statement Line Items [Line Items]
Deferred	(193,496)	(182,958)	(92,098)
Approved	21,812	(159,759)	35,480
Total	(171,685)	(342,717)	(56,618)
Operating revenue Constitution	(72,877)	(195,758)
Operating revenue Realization	249,516	6,126
Finance income/cost Monetary adjustment	(5,607)	(20,498)
Receipt Tariff flag	0	0
Business Combination		(75,968)
Related to judicial injuctions [Member]
Statement Line Items [Line Items]
Deferred	0	(76,615)	0
Approved	(27,968)	(132,410)	0
Total	(27,968)	(209,025)	0
Operating revenue Constitution	(10,038)	(223,356)
Operating revenue Realization	190,291	31,419
Finance income/cost Monetary adjustment	805	(17,088)
Receipt Tariff flag	0	0
Business Combination		0
Others financial components [Member]
Statement Line Items [Line Items]
Deferred	(193,496)	(106,343)	(92,098)
Approved	49,780	(27,349)	35,480
Total	(143,717)	(133,692)	R$ (56,618)
Operating revenue Constitution	(62,839)	27,598
Operating revenue Realization	59,226	(25,294)
Finance income/cost Monetary adjustment	(6,412)	(3,410)
Receipt Tariff flag	R$ 0	0
Business Combination		R$ (75,968)